Other Payables	12 Months Ended
Dec. 31, 2023
Other Liabilities Disclosure [Abstract]
Other Payables	Note 8 – Other Payables
	As of December 31,
	2023	2022
	(in thousands)
Employees and related	$571	$160
Short-term lease obligation	41	171
Other Payables	-	7
Accrued Vacation	259	196
	$871	$534